Victory Precious Metals and Minerals Fund Investment Strategy - Victory Precious Metals and Minerals Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in equity securities of domestic and foreign companies (including those located in emerging markets) principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.The Fund may from time to time be invested to a significant extent in companies located in one or a small number of countries in light of the fact that exploration and mining companies tend to be concentrated in certain geographic locations around the world.